UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C.  20549

                                   FORM N-CSR

   CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

                Investment Company Act file number:  811-05398

              AllianceBernstein Variable Products Series Fund, Inc.
               (Exact name of registrant as specified in charter)

              1345 Avenue of the Americas, New York, New York 10105 (Address of principal executive offices) (Zip code)

                              Edmund P. Bergan, Jr.
                        Alliance Capital Management, L.P.
                           1345 Avenue of the Americas
                            New York, New York 10105
                     (Name and address of agent for service)

       Registrant?s telephone number, including area code:  (800) 221-5672

                    Date of fiscal year end: December 31, 2003

                    Date of reporting period:  June 30, 2003

ITEM 1.  REPORTS TO STOCKHOLDERS.




ALLIANCEBERNSTEIN VARIABLE PRODUCTS SERIES FUND
ALLIANCEBERNSTEIN VALUE PORTFOLIO



SEMI-ANNUAL REPORT
JUNE 30, 2003

INVESTMENT PRODUCTS OFFERED
---------------------------
> ARE NOT FDIC INSURED
> MAY LOSE VALUE
> ARE NOT BANK GUARANTEED
---------------------------

VALUE PORTFOLIO
TEN LARGEST HOLDINGS
June 30, 2003 (unaudited)

                                AllianceBernstein Variable Products Series Fund
_______________________________________________________________________________

                                                                  PERCENT OF
COMPANY                                      U.S. $ VALUE         NET ASSETS
_______________________________________________________________________________

Exxon Mobil Corp.                            $  3,770,550             4.2%
-------------------------------------------------------------------------------
Citigroup, Inc.                                 3,569,520             4.0
-------------------------------------------------------------------------------
Bank of America Corp.                           2,750,244             3.1
-------------------------------------------------------------------------------
SBC Communications, Inc.                        1,627,535             1.8
-------------------------------------------------------------------------------
ChevronTexaco Corp.                             1,575,188             1.8
-------------------------------------------------------------------------------
Hewlett-Packard Co.                             1,570,406             1.8
-------------------------------------------------------------------------------
Altria Group, Inc.                              1,549,504             1.8
-------------------------------------------------------------------------------
Comcast Corp. Cl.A                              1,537,188             1.7
-------------------------------------------------------------------------------
Wachovia Corp.                                  1,460,538             1.6
-------------------------------------------------------------------------------
Verizon Communications                          1,301,850             1.5
                                             ------------            ----
-------------------------------------------------------------------------------
                                             $ 20,712,523            23.3%
-------------------------------------------------------------------------------

VALUE PORTFOLIO
PORTFOLIO OF INVESTMENTS
June 30, 2003 (unaudited)

                                AllianceBernstein Variable Products Series Fund
_______________________________________________________________________________


COMPANY                                                SHARES     U.S. $ VALUE
-------------------------------------------------------------------------------
COMMON STOCKS-94.9%
FINANCIAL-33.6%
BANKS - NYC-4.9%
Citigroup, Inc.                                        83,400     $  3,569,520
J. P. Morgan Chase & Co.                               24,000          820,320
                                                                  ------------
                                                                     4,389,840
                                                                  ------------
FINANCE - PERSONAL LOANS-0.5%
Countrywide Credit Industries, Inc.                     6,550          455,684
                                                                  ------------
LIFE INSURANCE-2.0%
Jefferson-Pilot Corp.                                  13,100          543,126
John Hancock Financial Services, Inc.                  19,200          590,016
MetLife, Inc.                                          21,200          600,384
Torchmark, Inc.                                         1,300           48,425
                                                                  ------------
                                                                     1,781,951
                                                                  ------------
MAJOR REGIONAL BANKS-13.3%
AmSouth Bancorp.                                       22,000          480,480
Bank of America Corp.                                  34,800        2,750,244
Bank One Corp.                                         18,100          672,958
Comerica, Inc.                                         11,300          525,450
FleetBoston Financial Corp.                            33,200          986,372
Huntington Bancshares, Inc.                            19,800          386,496
KeyCorp.                                               21,950          554,676
National City Corp.                                    22,200          726,162
Popular, Inc.                                           2,500           96,475
Regions Financial Corp.                                16,600          560,748
Suntrust Banks, Inc.                                   10,100          599,334
U.S. Bancorp                                           34,500          845,250
UnionBanCal Corp.                                       4,950          204,782
Union Planters Corp.                                    7,312          226,891
Wachovia Corp.                                         36,550        1,460,538
Wells Fargo & Co.                                      13,650          687,960
                                                                  ------------
                                                                    11,764,816
                                                                  ------------
MISCELLANEOUS FINANCIAL-2.9%
Goldman Sachs Group, Inc.                               9,275          776,781
Lehman Brothers Holdings, Inc.                         10,600          704,688
Merrill Lynch & Co., Inc.                               7,500          350,100
MGIC Investment Corp.                                   5,500          256,520
Morgan Stanley                                         11,500          491,625
                                                                  ------------
                                                                     2,579,714
                                                                  ------------
MULTI-LINE INSURANCE-2.9%
Aetna, Inc.                                               900           54,180
American International Group, Inc.                     14,525          801,490
CIGNA Corp.                                            10,300          483,482
Health Net, Inc. (a)                                   13,000          428,350
Humana, Inc. (a)                                       25,700          388,070
Oxford Health Plans, Inc. (a)                          10,800          453,924
                                                                  ------------
                                                                     2,609,496
                                                                  ------------
PROPERTY - CASUALTY INSURANCE-3.8%
ACE, Ltd.                                               6,000          205,740
Allstate Corp.                                         25,350          903,728
Chubb Corp.                                             7,900          474,000
Old Republic International Corp.                        3,500          119,945
PartnerRe, Ltd.                                         4,300          219,773
RenaissanceRe Holdings, Ltd.                            4,200          191,184
St. Paul Cos., Inc.                                    13,000          474,630
Travelers Property Casualty Corp. Cl.A                 25,537          406,038
Travelers Property Casualty Corp. Cl.B                  4,598           72,510
XL Capital, Ltd. Cl.A                                   3,100          257,300
                                                                  ------------
                                                                     3,324,848
                                                                  ------------
SAVINGS AND LOAN-3.3%
Astoria Financial Corp.                                14,500          404,985
Federal Home Loan Mortgage Corp.                        8,100          411,237
Federal National Mortgage Assn.                         5,500          370,920
Golden West Financial Corp.                             7,850          628,078
Washington Mutual, Inc.                                27,400        1,131,620
                                                                  ------------
                                                                     2,946,840
                                                                  ------------
                                                                    29,853,189
                                                                  ------------
UTILITIES-13.3%
ELECTRIC COMPANIES-5.6%
Alliant Energy Corp.                                   13,400          255,002
Ameren Corp.                                            7,000          308,700
American Electric Power Co., Inc.                      13,975          416,874
Cinergy Corp.                                          12,250          450,678
Constellation Energy Group, Inc.                       14,500          497,350
Entergy Corp.                                          12,300          649,194
Exelon Corp.                                           13,100          783,511
Northeast Utilities                                    18,900          316,386
PPL Corp.                                              11,000          473,000
Puget Energy, Inc.                                      9,500          226,765
Reliant Resources, Inc. (a)                            17,600          107,888
Sempra Energy                                          17,300          493,569
                                                                  ------------
                                                                     4,978,917
                                                                  ------------

                                AllianceBernstein Variable Products Series Fund
_______________________________________________________________________________


COMPANY                                                SHARES     U.S. $ VALUE
-------------------------------------------------------------------------------
TELEPHONE-7.7%
AT&T Corp.                                             32,000     $    616,000
AT&T Wireless Services, Inc. (a)                       77,500          636,275
BellSouth Corp.                                        44,200        1,177,046
Qwest Communications International, Inc. (a)           69,000          329,820
SBC Communications, Inc.                               63,700        1,627,535
Sprint Corp.                                           42,700          614,880
Sprint Corp. (PCS Group) (a)                           85,500          491,625
Verizon Communications                                 33,000        1,301,850
                                                                  ------------
                                                                     6,795,031
                                                                  ------------
                                                                    11,773,948
                                                                  ------------
ENERGY-9.5%
OILS - INTEGRATED DOMESTIC-3.5%
Ashland, Inc.                                          11,300          346,684
ConocoPhillips                                         19,673        1,078,080
Marathon Oil Corp.                                     23,300          613,955
Occidental Petroleum Corp.                             19,100          640,805
Valero Energy Corp.                                    12,500          454,125
                                                                  ------------
                                                                     3,133,649
                                                                  ------------
OILS - INTEGRATED INTERNATIONAL-6.0%
ChevronTexaco Corp.                                    21,817        1,575,188
Exxon Mobil Corp.                                     105,000        3,770,550
                                                                  ------------
                                                                     5,345,738
                                                                  ------------
                                                                     8,479,387
                                                                  ------------
CONSUMER CYCLICALS-8.7%
AUTO PARTS - AFTER MARKET-0.7%
Genuine Parts Co.                                      11,500          368,115
Snap On, Inc.                                           7,325          212,645
                                                                  ------------
                                                                       580,760
                                                                  ------------
AUTOS & AUTO PARTS-2.9%
Autoliv, Inc. (Sweden)                                 15,700          425,156
Dana Corp.                                             18,200          210,392
Delphi Corp.                                           36,700          316,721
General Motors Corp.                                   20,400          734,400
Lear Corp. (a)                                          9,200          423,384
Magna International, Inc. Cl.A                          6,500          437,255
                                                                  ------------
                                                                     2,547,308
                                                                  ------------
HOME FURNISHINGS-0.5%
Leggett & Platt, Inc.                                  21,200          434,600
                                                                  ------------
HOUSEHOLD - APPLIANCES/DURABLES-0.2%
Black & Decker Corp.                                    4,700          204,215
                                                                  ------------
MISCELLANEOUS CONSUMER CYCLICALS-0.8%
Fortune Brands, Inc.                                    5,500          287,100
Newell Rubbermaid, Inc.                                 7,500          210,000
Stanley Works                                           6,550          180,780
                                                                  ------------
                                                                       677,880
                                                                  ------------
RETAILERS-2.6%
Federated Department Stores, Inc.                      16,500          608,025
May Department Stores Co.                              22,400          498,624
Office Depot, Inc. (a)                                 25,300          367,103
Sears, Roebuck & Co.                                   20,525          690,461
TJX Cos., Inc.                                          9,000          169,560
                                                                  ------------
                                                                     2,333,773
                                                                  ------------
TEXTILES/SHOES - APPAREL MFG.-1.0%
Jones Apparel Group, Inc. (a)                          10,700          313,082
Liz Claiborne, Inc.                                     6,200          218,550
V. F. Corp.                                            11,350          385,559
                                                                  ------------
                                                                       917,191
                                                                  ------------
                                                                     7,695,727
                                                                  ------------
CONSUMER GROWTH-6.2%
DRUGS-3.0%
Bristol-Myers Squibb Co.                               18,850          511,778
GlaxoSmithKline Plc (ADR) (United Kingdom)              9,300          375,370
Merck & Co., Inc.                                      15,000          908,250
Pfizer, Inc.                                           11,415          389,822
Schering-Plough Corp.                                  24,900          463,140
                                                                  ------------
                                                                     2,648,360
                                                                  ------------
ENTERTAINMENT-0.9%
AOL Time Warner, Inc. (a)                              30,200          485,918
Viacom, Inc. (a)                                        3,050          133,163
Walt Disney Co.                                        10,600          209,350
                                                                  ------------
                                                                       828,431
                                                                  ------------
HOSPITAL SUPPLIES-0.0%
Abbott Laboratories                                       675           29,538
                                                                  ------------
PUBLISHING-0.5%
R.R. Donnelley & Sons Co.                              16,450          430,003
                                                                  ------------
RADIO - TV BROADCASTING-1.8%
Comcast Corp. Cl.A (a)                                 50,934        1,537,188
Liberty Media Corp. Cl.A (a)                            5,700           65,892
                                                                  ------------
                                                                     1,603,080
                                                                  ------------
                                                                     5,539,412
                                                                  ------------

VALUE PORTFOLIO
PORTFOLIO OF INVESTMENTS
(continued)

                                AllianceBernstein Variable Products Series Fund
_______________________________________________________________________________


COMPANY                                                SHARES     U.S. $ VALUE
-------------------------------------------------------------------------------
TECHNOLOGY-6.0%
COMMUNICATION - EQUIP. MFRS.-2.3%
ADC Telecommunications, Inc. (a)                      117,700     $    274,005
Corning, Inc. (a)                                     111,000          820,290
Nortel Networks Corp. (a)                             266,300          719,010
Tellabs, Inc. (a)                                      41,500          272,655
                                                                  ------------
                                                                     2,085,960
                                                                  ------------
COMPUTERS-2.8%
Hewlett-Packard Co.                                    73,728        1,570,406
International Business Machines Corp.                   9,840          811,800
Quantum Corp. (a)                                      15,750           63,788
                                                                  ------------
                                                                     2,445,994
                                                                  ------------
MISCELLANEOUS INDUSTRIAL
TECHNOLOGY-0.9%
Arrow Electronics, Inc.                                 1,200           18,288
Avnet, Inc. (a)                                         2,000           25,360
Ingram Micro, Inc. Cl.A (a)                            18,200          200,200
Solectron Corp. (a)                                    97,510          364,687
Tech Data Corp. (a)                                     5,550          148,241
                                                                  ------------
                                                                       756,776
                                                                  ------------
                                                                     5,288,730
                                                                  ------------
COMMODITIES-5.4%
CHEMICALS-3.9%
Cabot Corp.                                             9,900          284,130
Eastman Chemical Co.                                    7,000          221,690
E.I. du Pont de Nemours & Co.                          19,775          823,431
FMC Corp. (a)                                           6,400          144,832
Lyondell Chemical Co.                                  29,100          393,723
PPG Industries, Inc.                                   10,300          522,622
Praxair, Inc.                                           3,750          225,375
The Dow Chemical Co.                                   23,300          721,368
The Lubrizol Corp.                                      5,050          156,499
                                                                  ------------
                                                                     3,493,670
                                                                  ------------
PAPER-1.3%
Boise Cascade Corp.                                     6,500          155,350
Georgia-Pacific Group                                  27,350          518,282
Smurfit-Stone Container Corp. (a)                       7,450           97,074
Temple-Inland, Inc.                                     7,850          336,844
                                                                  ------------
                                                                     1,107,550
                                                                  ------------
STEEL-0.2%
Worthington Industries, Inc.                           15,200          203,680
                                                                  ------------
                                                                     4,804,900
                                                                  ------------
CONSUMER STAPLES-5.4%
FOODS-1.6%
ConAgra Foods, Inc.                                    15,500          365,800
Del Monte Foods Co. (a)                                 2,087           18,449
H.J. Heinz Co.                                          4,675          154,182
Sara Lee Corp.                                         30,900          581,229
Tyson Foods, Inc. Cl.A                                 32,376          343,833
                                                                  ------------
                                                                     1,463,493
                                                                  ------------
RESTAURANTS-0.2%
Wendy's International, Inc.                             6,850          198,445
                                                                  ------------
RETAIL STORES - FOOD-0.7%
Albertson's, Inc.                                       6,500          124,800
Safeway, Inc. (a)                                      22,600          462,396
SUPERVALU, Inc.                                           500           10,660
                                                                  ------------
                                                                       597,856
                                                                  ------------
SOAPS-0.3%
Procter & Gamble Co.                                    3,000          267,540
                                                                  ------------
SUGAR REFINERS-0.3%
Archer-Daniels-Midland Co.                             19,805          254,890
                                                                  ------------
TOBACCO-2.3%
Altria Group, Inc.                                     34,100        1,549,504
UST, Inc.                                              13,400          469,402
                                                                  ------------
                                                                     2,018,906
                                                                  ------------
                                                                     4,801,130
                                                                  ------------
CAPITAL EQUIPMENT-2.4%
AEROSPACE - DEFENSE-0.1%
B.F. Goodrich Corp.                                     5,900          123,900
                                                                  ------------
AUTO TRUCKS - PARTS-1.0%
Eaton Corp.                                             5,250          412,702
PACCAR, Inc.                                            7,000          472,920
                                                                  ------------
                                                                       885,622
                                                                  ------------
ELECTRICAL EQUIPMENT-0.6%
Cooper Industries, Ltd. Cl.A                            7,000          289,100
Hubbell, Inc. Cl.B                                      6,600          218,460
Thomas & Betts Corp. (a)                                  500            7,225
                                                                  ------------
                                                                       514,785
                                                                  ------------
MISCELLANEOUS CAPITAL GOODS-0.7%
Parker-Hannifin Corp.                                   9,000          377,910
Textron, Inc.                                           5,700          222,414
                                                                  ------------
                                                                       600,324
                                                                  ------------
                                                                     2,124,631
                                                                  ------------

                                AllianceBernstein Variable Products Series Fund
_______________________________________________________________________________


                                                    SHARES OR
                                                    PRINCIPAL
                                                       AMOUNT
COMPANY                                                  (000)    U.S. $ VALUE
-------------------------------------------------------------------------------
SERVICES-2.0%
RAILROADS-2.0%
Burlington Northern Santa Fe Corp.                     19,900     $    565,956
CSX Corp.                                              16,600          499,494
Norfolk Southern Corp.                                 27,050          519,360
Union Pacific Corp.                                     3,800          220,476
                                                                  ------------
                                                                     1,805,286
                                                                  ------------
NON-FINANCIAL-1.9%
BUILDING MATERIALS - CEMENT-0.3%
Martin Marietta Materials, Inc.                         7,000          235,270
                                                                  ------------
BUILDING MATERIAL - HEAT/PLUMBING/
AIR-0.6%
Masco Corp.                                            23,375          557,494
                                                                  ------------
HOME BUILDING-0.8%
Centex Corp.                                            3,100          241,149
Pulte Homes, Inc.                                       6,700          413,122
                                                                  ------------
                                                                       654,271
                                                                  ------------
MISCELLANEOUS BUILDING-0.2%
The Sherwin-Williams Co.                                7,500          201,600
                                                                  ------------
                                                                     1,648,635
                                                                  ------------
INDUSTRIAL COMMODITIES-0.5%
PAPER-0.5%
MeadWestvaco Corp.                                     18,737          462,804
                                                                  ------------
Total Common Stocks
  (cost $81,983,626)                                                84,277,779
                                                                  ------------
SHORT-TERM INVESTMENT-5.1%
TIME DEPOSIT-5.1%
State Street Euro Dollar
  0.50%, 7/01/03
  (cost $4,520,000)                                    $4,520        4,520,000
                                                                  ------------
TOTAL INVESTMENTS-100.0%
  (COST $86,503,626)                                                88,797,779
Other assets less liabilities-0.0%                                     (35,666)
                                                                  ------------
NET ASSETS-100%                                                   $ 88,762,113
                                                                  ============


(a)  Non-income producing security.

     Glossary:

     ADR - American Depositary Receipt

     See Notes to Financial Statements.

VALUE PORTFOLIO
STATEMENT OF ASSETS AND LIABILITIES
June 30, 2003 (unaudited)

                                AllianceBernstein Variable Products Series Fund
_______________________________________________________________________________


ASSETS
  Investments in securities, at value (cost $86,503,626)          $ 88,797,779
  Cash                                                                     810
    Dividends and interest receivable                                    156,993
                                                                    ------------
  Total assets                                                      88,955,582
                                                                    ------------
LIABILITIES
  Payable for investment securities purchased                           93,244
  Advisory fee payable                                                  46,253
  Distribution fee payable                                              18,247
  Accrued expenses                                                      35,725
                                                                    ------------
  Total liabilities                                                    193,469
                                                                    ------------
NET ASSETS                                                        $ 88,762,113
                                                                    ============
COMPOSITION OF NET ASSETS
  Capital stock, at par                                           $      9,265
  Additional paid-in capital                                        88,536,277
  Undistributed net investment income                                  508,126
  Accumulated net realized loss on investment transactions          (2,585,708)
  Net unrealized appreciation of investments                         2,294,153
                                                                    ------------
                                                                  $ 88,762,113
                                                                    ============
CLASS A SHARES
  Net assets                                                      $     207.25
                                                                    ============
  Shares of capital stock outstanding                                   21.548
                                                                    ============
  Net asset value per share                                       $       9.62
                                                                    ============
CLASS B SHARES
  Net assets                                                      $ 88,761,906
                                                                    ============
  Shares of capital stock outstanding                                9,265,110
                                                                    ============
  Net asset value per share                                       $       9.58
                                                                    ============


See Notes to Financial Statements.

VALUE PORTFOLIO
STATEMENT OF OPERATIONS
Six Months Ended June 30, 2003 (unaudited)

                                AllianceBernstein Variable Products Series Fund
_______________________________________________________________________________


INVESTMENT INCOME
  Dividends (net of foreign taxes withheld of $1,458)             $    986,442
  Interest                                                              11,460
                                                                    ------------
  Total investment income                                              997,902
                                                                    ------------
EXPENSES
  Advisory fee                                                         278,819
  Distribution fee--Class B                                             92,940
  Custodian                                                             51,508
  Administrative                                                        37,500
  Audit and legal                                                       32,756
  Printing                                                              10,142
  Transfer agency                                                          474
  Directors' fees and expenses                                             449
  Miscellaneous                                                          7,115
                                                                    ------------
  Total expenses                                                       511,703
  Less: expenses waived and reimbursed (see Note B)                    (37,500)
                                                                    ------------
  Net expenses                                                         474,203
                                                                    ------------
  Net investment income                                                523,699
                                                                    ------------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENT TRANSACTIONS
  Net realized loss on investment transactions                      (1,371,790)
  Net change in unrealized appreciation/depreciation
    of investments                                                   8,568,038
                                                                    ------------
  Net gain on investment transactions                                7,196,248
                                                                    ------------
NET INCREASE IN NET ASSETS FROM OPERATIONS                        $  7,719,947
                                                                    ============


See Notes to Financial Statements.

VALUE PORTFOLIO
STATEMENT OF CHANGES IN NET ASSETS

                                AllianceBernstein Variable Products Series Fund
_______________________________________________________________________________


                                             SIX MONTHS ENDED     YEAR ENDED
                                              JUNE 30, 2003       DECEMBER 31
                                                (UNAUDITED)          2002
                                              --------------    --------------
INCREASE (DECREASE) IN NET ASSETS FROM
OPERATIONS
  Net investment income                       $      523,699    $      631,492
  Net realized loss on investment
    transactions                                  (1,371,790)       (1,123,959)
  Net change in unrealized appreciation/
    depreciation of investments                    8,568,038        (7,013,699)
                                              --------------    --------------
  Net increase (decrease) in net assets
    from operations                                7,719,947        (7,506,166)

DIVIDENDS TO SHAREHOLDERS FROM
  Net investment income
    Class A                                               (2)               -0-
    Class B                                         (642,210)          (93,486)

CAPITAL STOCK TRANSACTIONS
  Net increase                                    13,318,075        48,679,834
                                              --------------    --------------
  Total increase                                  20,395,810        41,080,182

NET ASSETS
  Beginning of period                             68,366,303        27,286,121
                                              --------------    --------------

  End of period (including undistributed
    net investment income of $626,639 at
    December 31, 2002)                        $   88,762,113    $   68,366,303
                                              ==============    ==============


See Notes to Financial Statements.

VALUE PORTFOLIO
NOTES TO FINANCIAL STATEMENTS
June 30, 2003 (unaudited)

                                AllianceBernstein Variable Products Series Fund
_______________________________________________________________________________


NOTE A: SIGNIFICANT ACCOUNTING POLICIES

The AllianceBernstein Value Portfolio (the "Portfolio") is a series of AllianceBernstein Variable Products Series Fund, Inc. (the "Fund"), formerly Alliance Variable Products Series Fund, Inc. The Portfolio's investment objective is to seek long-term growth of capital. The Portfolio commenced operations on May 1, 2001. The Fund was incorporated in the State of Maryland on November 17, 1987, as an open-end series investment company. The Fund offers twenty separately managed pools of assets which have differing investment objectives and policies. The Portfolio offers Class A and Class B shares. Both classes of shares have identical voting, dividend, liquidating and other rights, except that Class B shares bear a distribution expense and have exclusive voting rights with respect to the Class B distribution plan.

The Portfolio offers and sells its shares only to separate accounts of certain life insurance companies for the purpose of funding variable annuity contracts and variable life insurance policies. Sales are made without a sales charge at the Portfolio's net asset value per share.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States, which require management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements and amounts of income and expenses during the reporting period. Actual results could differ from those estimates. Additional information about some of the items discussed in these Notes to Financial Statements is contained in the Fund's Statement of Additional Information, which is available upon request. The following is a summary of significant accounting policies followed by the Portfolio.

1. SECURITY VALUATION

In accordance with Pricing Policies adopted by the Board of Directors of the Fund (the "Pricing Policies") and applicable law, portfolio securities are valued at current market value or at fair value. The Board of Directors has delegated to the Adviser, subject to the Board's continuing oversight, certain responsibilities with respect to the implementation of the Pricing Policies. Pursuant to the Pricing Policies, securities for which market quotations are readily available are valued at their current market value. In general, the market value of these securities is determined as follows:

Securities listed on a national securities exchange or on a foreign securities exchange are valued at the last sale price at the close of the exchange or foreign securities exchange. If there has been no sale on such day, the securities are valued at the mean of the closing bid and asked prices on such day. If no bid or asked prices are quoted on such day, then the security is valued in good faith at fair value in accordance with the Pricing Policies. Securities listed on more than one exchange are valued by reference to the principal exchange on which the securities are traded; securities not listed on an exchange but traded on The Nasdaq Stock Market, Inc. ("NASDAQ") are valued in accordance with the NASDAQ Official Closing Price; listed put or call options are valued at the last sale price. If there has been no sale on that day, such securities will be valued at the closing bid prices on that day; open futures contracts and options thereon are valued using the closing settlement price or, in the absence of such a price, the most recent quoted bid price. If there are no quotations available for the day of valuations, the last available closing settlement price is used; securities traded in the over-the-counter market, (but excluding securities traded on NASDAQ) are valued at the mean of the current bid and asked prices as reported by the National Quotation Bureau or other comparable sources; U.S. Government securities and other debt instruments having 60 days or less remaining until maturity are valued at amortized cost if their original maturity was 60 days or less, or by amortizing their fair value as of the 61st day prior to maturity if their original term to maturity exceeded 60 days; fixed-income securities, including mortgage backed and asset backed securities, may be valued on the basis of prices provided by a pricing service or at a price obtained from one or more of the major broker/dealers. In cases where broker/dealer quotes are obtained, the Pricing Policies provide that the Adviser may establish procedures whereby changes in market yields or spreads are used to adjust, on a daily basis, a recently obtained quoted price on a security; and OTC and other derivatives are valued on the basis of a quoted bid price or spread from a major broker/dealer in such security. Securities for which market quotations are not readily available are valued at fair value in accordance with the Pricing Policies.

2. CURRENCY TRANSLATION

Assets and liabilities denominated in foreign currencies and commitments under forward exchange currency contracts are translated into U.S. dollars at the mean of the quoted bid and asked prices of such currencies against the U.S. dollar. Purchases and sales of portfolio investments are translated into U.S. dollars at the rates of exchange prevailing when such securities were acquired or sold. Income and expenses are translated into U.S. dollars at rates of exchange prevailing when accrued.

VALUE PORTFOLIO
NOTES TO FINANCIAL STATEMENTS
(continued)

                                AllianceBernstein Variable Products Series Fund
_______________________________________________________________________________


Net realized gain or loss on foreign currency transactions represents foreign exchange gains and losses from sales and maturities of foreign fixed income investments, foreign currency exchange contracts, holding of foreign currencies, currency gains or losses realized between the trade and settlement dates on foreign investment transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Portfolio's books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains and losses from valuing foreign currency denominated assets and liabilities at period end exchange rates are reflected as a component of net unrealized appreciation or depreciation of investments and foreign currency denominated assets and liabilities.

3. TAXES

It is the Portfolio's policy to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its investment company taxable income and net realized gains, if any, to shareholders. Therefore, no provisions for federal income or excise taxes are required.

4. INVESTMENT INCOME AND INVESTMENT TRANSACTIONS

Dividend income is recorded on the ex-dividend date. Interest income is accrued daily. Investment transactions are accounted for on the date securities are purchased or sold. Investment gains and losses are determined on the identified cost basis. The Portfolio amortizes premiums and accretes discounts as adjustments to interest income.

5. INCOME AND EXPENSES

Expenses attributable to a single portfolio are charged to that portfolio. Expenses of the Fund are charged to each portfolio in proportion to net assets. All income earned and expenses incurred by a portfolio with multi-class shares outstanding, are borne on a pro-rata basis by each outstanding class of shares based on the proportionate interest in the portfolio represented by the net assets of such class, except that the portfolio's Class B shares bear the distribution fees.

6. DIVIDENDS AND DISTRIBUTIONS

The Portfolio declares and distributes dividends and distributions from net investment income and net realized gains, respectively, if any, at least annually. Income dividends and capital gains distributions to shareholders are recorded on the ex-dividend date.

Income dividends and capital gains distributions are determined in accordance with federal tax regulations and may differ from those determined in accordance with accounting principles generally accepted in the United States. To the extent these differences are permanent, such amounts are reclassified within the capital accounts based on their federal tax basis treatment; temporary differences do not require such reclassification.

NOTE B: ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Under the terms of an investment advisory agreement, the Portfolio pays Alliance Capital Management L.P. (the "Adviser"), an investment advisory fee at an annual rate of .75 of 1% of the Portfolio's average daily net assets. Such fee is accrued daily and paid monthly.

Prior to May 1, 2002, the Adviser agreed to waive its fee and to reimburse the additional operating expenses to the extent necessary to limit total operating expenses on an annual basis to .95% and 1.20% of the average daily net assets for Class A and Class B shares, respectively.

Effective May 1, 2002, the Adviser agreed to waive its fee and to reimburse additional operating expenses to the extent necessary to limit total operating expenses on an annual basis to 1.20% and 1.45% of the average daily net assets for Class A and Class B shares, respectively. Any expense waivers or reimbursements are accrued daily and paid monthly. For the six months ended June 30, 2003 the Portfolio received no such waivers/reimbursements.

Pursuant to the terms of the investment advisory agreement, the Portfolio has agreed to reimburse the Adviser for the cost of providing the Portfolio with certain legal and accounting services. Because of the Adviser's agreement to limit total operating expenses as described above, the Adviser waived reimbursement for such services in the amount of $37,500 for the six months ended June 30, 2003.

Brokerage commissions paid on investment transactions for the six months ended June 30, 2003, amounted to $58,062, of which $39,689 was paid to Sanford C. Bernstein & Co. LLC, an affiliate of the Adviser.

                                AllianceBernstein Variable Products Series Fund
_______________________________________________________________________________


The Portfolio compensates Alliance Global Investors Services, Inc., a wholly-owned subsidiary of the Adviser, under a Transfer Agency Agreement for providing personnel and facilities to perform transfer agency services for the Portfolio. Such compensation amounted to $474 for the six months ended June 30, 2003.

NOTE C: DISTRIBUTION PLAN

The Portfolio has adopted a Distribution Plan (the "Plan") for Class B shares pursuant to Rule 12b-1 under the Investment Company Act of 1940. Under the Plan, the Portfolio pays distribution and servicing fees to AllianceBernstein Investment Research and Management, Inc. (the "Distributor"), formerly Alliance Fund Distributors, Inc., a wholly-owned subsidiary of the Adviser, at an annual rate of up to .50 of 1% of the Portfolio's average daily net assets attributable to the Class B shares. The fees are accrued daily and paid monthly. The Board of Directors currently limits payments under the Plan to .25 of 1% of the Portfolio's average daily net assets attributable to Class B shares. The Plan provides that the Distributor will use such payments in their entirety for distribution assistance and promotional activities.

The Portfolio is not obligated under the Plan to pay any distribution and servicing fees in excess of the amounts set forth above. The purpose of the payments to the Distributor under the Plan is to compensate the Distributor for its distribution services with respect to the sale of the Portfolio's Class B shares. Since the Distributor's compensation is not directly tied to its expenses, the amount of compensation received by it under the Plan during any year may be more or less than its actual expenses. For this reason, the Plan is characterized by the staff of the Securities and Exchange Commission as being of the "compensation" variety.

In the event that the Plan is terminated or not continued, no distribution and servicing fees (other than current amounts accrued but not yet paid) would be owed by the Portfolio to the Distributor.

The Plan also provides that the Adviser may use its own resources to finance the distribution of the Portfolio's shares.

NOTE D: INVESTMENT TRANSACTIONS

Purchases and sales of investment securities (excluding short-term investments) for the period ended June 30, 2003, were as follows:

                                                 PURCHASES           SALES
                                               -------------     -------------
Investment securities                          $  17,444,586     $   6,024,575
U.S. government securities                           106,438                -0-


The cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes. Accordingly, gross unrealized appreciation and unrealized depreciation are as follows:

Gross unrealized appreciation                                     $  6,833,470
Gross unrealized depreciation                                       (4,539,317)
                                                                  ------------
Net unrealized appreciation                                       $  2,294,153
                                                                  ============

1. FORWARD EXCHANGE CURRENCY CONTRACTS

The Portfolio may enter into forward exchange currency contracts in order to hedge its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings, to hedge certain firm purchase and sales commitments denominated in foreign currencies and for investment purposes. A forward exchange currency contract is a commitment to purchase or sell a foreign currency on a future date at a negotiated forward rate. The gain or loss arising from the difference between the original contract and the closing of such contract would be included in net realized gain or loss on foreign currency transactions.

Fluctuations in the value of open forward exchange currency contracts are recorded for financial reporting purposes as net unrealized appreciation or depreciation by the Portfolio.

The Portfolio's custodian will place and maintain cash not available for investment or other liquid assets in a separate account of the Portfolio having a value at least equal to the aggregate amount of the Portfolio's commitments under forward exchange currency contracts entered into with respect to position hedges.

Risks may arise from the potential inability of the counterparty to meet the terms of a contract and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. The face or contract amount, in U.S. dollars reflects the total exposure the Portfolio has in that particular currency contract.

VALUE PORTFOLIO
NOTES TO FINANCIAL STATEMENTS
(continued)

                                AllianceBernstein Variable Products Series Fund
_______________________________________________________________________________


2. OPTION TRANSACTIONS

For hedging and investment purposes, the Portfolio may purchase and write
(sell) put and call options on U.S. and foreign government securities and foreign currencies that are traded on U.S. and foreign securities exchanges and over-the-counter markets.

The risk associated with purchasing an option is that the Portfolio pays a premium whether or not the option is exercised. Additionally, the Portfolio bears the risk of loss of premium and change in market value should the counterparty not perform under the contract. Put and call options purchased are accounted for in the same manner as portfolio securities. The cost of securities acquired through the exercise of call options is increased by premiums paid. The proceeds from securities sold through the exercise of put options are decreased by the premiums paid.

When the Portfolio writes an option, the premium received by the Portfolio is recorded as a liability and is subsequently adjusted to the current market value of the option written. Premiums received from written options which expire unexercised are recorded by the Portfolio on the expiration date as realized gains from options written. The difference between the premium received and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is also treated as a realized gain, or if the premium received is less than the amount paid for the closing purchase transaction, as a realized loss. If a call option is exercised, the premium received is added to the proceeds from the sale of the underlying security or currency in determining whether the Portfolio has realized a gain or loss. If a put option is exercised, the premium received reduces the cost basis of the security or currency purchased by the Portfolio. In writing an option, the Portfolio bears the market risk of an unfavorable change in the price of the security or currency underlying the written option. Exercise of an option written by the Portfolio could result in the Portfolio selling or buying a security or currency at a price different from the current market value.

NOTE E: DISTRIBUTIONS TO SHAREHOLDERS

The tax character of distributions to be paid for the year ending December 31, 2003 will be determined at the end of the current fiscal year. The tax character of distributions paid during the fiscal years ended December 31, 2002 and December 31, 2001 were as follows:

                                                 2002              2001
                                             -------------     -------------
Distributions paid from:
  Ordinary income                            $      93,486     $          -0-
                                             -------------     -------------
Total distributions paid                     $      93,486     $          -0-
                                             =============     =============

As of December 31, 2002, the components of accumulated earnings/(deficit) on a tax basis were as follows:

Undistributed ordinary income                                  $     626,639
Accumulated capital and other losses                              (1,209,651)(a)
Unrealized appreciation/(depreciation)                            (6,278,152)(b)
                                                               -------------
Total accumulated earnings/(deficit)                           $  (6,861,164)
                                                               =============

(a) On December 31, 2002, the Portfolio had a net capital loss carryforward of $1,124,003 of which $89,959 will expire in the year 2009 and $1,034,044 will expire in the year 2010. To the extent future capital gains are offset by capital loss carryforwards, such gains will not be distributed. Net capital losses incurred after October 31, and within the taxable year are deemed to arise on the first business day of the Portfolio's next taxable year. For the year ended December 31, 2002, the Portfolio deferred to January 1, 2003, post October capital losses of $85,648.

(b) The difference between book-basis and tax-basis unrealized appreciation/(depreciation) is attributable primarily to the tax deferral of losses on wash sales.

                                AllianceBernstein Variable Products Series Fund
_______________________________________________________________________________


NOTE F: CAPITAL STOCK

There are 1,000,000,000 shares of $.001 par value capital stock authorized, divided into two classes, designated Class A and Class B shares. Each class consists of 500,000,000 authorized shares. Transactions in capital stock were as follows:

                               SHARES                         AMOUNT
                    ---------------------------  ------------------------------
                      SIX MONTHS     JULY 22,      SIX MONTHS       JULY 22,
                         ENDED      2002(a) TO        ENDED       2002(a) TO
                     JUNE 30, 2003  DECEMBER 31,  JUNE 30, 2003   DECEMBER 31,
                      (UNAUDITED)       2002       (UNAUDITED)        2002
                     ------------  ------------  --------------  --------------
CLASS A
Shares sold                   -0-           21    $         -0-  $         171
Shares issued
  in reinvestment
  of dividends                -0-           -0-              2              -0-
Shares redeemed               -0-           -0-             -0-             -0-
                     -----------   -----------    ------------   -------------
Net increase                  -0-           21    $          2   $         171
                     ===========   ===========    ============   =============


                   SIX MONTHS ENDED  YEAR ENDED  SIX MONTHS ENDED  YEAR ENDED
                     JUNE 30, 2003  DECEMBER 31,  JUNE 30, 2003   DECEMBER 31,
                      (UNAUDITED)       2002       (UNAUDITED)        2002
                     ------------  ------------  --------------  --------------
CLASS B
Shares sold            2,155,586     6,081,829    $ 19,315,722   $  57,396,118
Shares issued
  in reinvestment
  of dividends            65,001         9,491         642,210          93,485
Shares redeemed         (766,734)     (990,865)     (6,639,859)     (8,809,940)
                     -----------   -----------    ------------   -------------
Net increase           1,453,853     5,100,455    $ 13,318,073   $  48,679,663
                     ===========   ===========    ============   =============

NOTE G: CONCENTRATION OF RISK

Investing in securities of foreign companies or foreign governments involves special risks which include changes in foreign exchange rates and the possibility of future political and economic developments which could adversely affect the value of such securities. Moreover, securities of many foreign companies or foreign governments and their markets may be less liquid and their prices more volatile than those of comparable United States companies or of the United States government.

NOTE H:JOINT CREDIT FACILITY

A number of open-end mutual funds managed by the Adviser, including the Portfolio, participate in a $750 million revolving credit facility (the "Facility") intended to provide short-term financing if necessary, subject to certain restrictions in connection with abnormal redemption activity. Commitment fees related to the Facility are paid by the participating funds and are included in the miscellaneous expenses in the statement of operations. The Portfolio did not utilize the Facility during the six months ended June 30, 2003.


(a)  Commencement of distribution.

                                AllianceBernstein Variable Products Series Fund
_______________________________________________________________________________


VALUE PORTFOLIO
FINANCIAL HIGHLIGHTS

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

                                                                CLASS A
                                                        -----------------------
                                                       SIX MONTHS      JULY 22,
                                                          ENDED      2002(A) TO
                                                      JUNE 30, 2003 DECEMBER 31,
                                                        (UNAUDITED)     2002
                                                        ----------   ----------
Net asset value, beginning of period                      $8.76         $8.00

INCOME FROM INVESTMENT OPERATIONS
Net investment income (b)(c)                                .10           .07
Net realized and unrealized gain on investment
  transactions                                              .84           .69
Net increase in net asset value from operations             .94           .76

LESS: DIVIDENDS
Dividends from net investment income                       (.08)           -0-
Net asset value, end of period                            $9.62         $8.76

TOTAL RETURN
Total investment return based on net asset value (d)      10.75%         9.50%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period                                  $207          $187
Ratio to average net assets of:
  Expenses, net of waivers and reimbursements (e)          1.20%         1.20%
  Expenses, before waivers and reimbursements (e)          1.30%         1.28%
  Net investment income (c)(e)                             2.25%         4.22%
Portfolio turnover rate                                       8%           12%


See footnote summary on page 15.

VALUE PORTFOLIO
FINANCIAL HIGHLIGHTS

                                AllianceBernstein Variable Products Series Fund
_______________________________________________________________________________


Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

                                                      CLASS B
                                       --------------------------------------
                                       SIX MONTHS      YEAR          MAY 1,
                                          ENDED        ENDED      2001(F) TO
                                      JUNE 30, 2003  DECEMBER 31, DECEMBER 31,
                                       (UNAUDITED)      2002          2001
                                       -----------   -----------   ----------
Net asset value, beginning of period      $8.75         $10.07       $10.00

INCOME FROM INVESTMENT OPERATIONS
Net investment income (b)(c)                .06            .12          .08
Net realized and unrealized gain
  (loss) on investment transactions         .84          (1.42)        (.01)
Net increase (decrease) in net asset
  value from operations                     .90          (1.30)         .07

LESS: DIVIDENDS
Dividends from net investment income       (.07)          (.02)          -0-
Net asset value, end of period            $9.58          $8.75       $10.07

TOTAL RETURN
Total investment return based on
  net asset value (d)                     10.27%        (12.95)%       0.70%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period
  (000's omitted)                       $88,762        $68,366      $27,286
Ratio to average net assets of:
  Expenses, net of waivers and
    reimbursements                         1.28%(e)       1.21%        1.20%(e)
  Expenses, before waivers and
    reimbursements                         1.38%(e)       1.43%        2.47%(e)
  Net investment income (c)                1.41%(e)       1.27%        1.29%(e)
Portfolio turnover rate                       8%            12%           4%


(a)  Commencement of distribution.

(b)  Based on average shares outstanding.

(c)  Net of expenses reimbursed or waived by the Adviser.

(d) Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Total Return does not reflect the deductions of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares. Total investment return calculated for a period of less than one year is not annualized.

(e)  Annualized.

(f)  Commencement of operations.

VALUE PORTFOLIO

                                AllianceBernstein Variable Products Series Fund
_______________________________________________________________________________


BOARD OF DIRECTORS

JOHN D. CARIFA, Chairman and President
RUTH BLOCK (1)
DAVID H. DIEVLER (1)
JOHN H. DOBKIN (1)
WILLIAM H. FOULK, JR. (1)
CLIFFORD L. MICHEL (1)
DONALD J. ROBINSON (1)


OFFICERS

KATHLEEN A. CORBET, Senior Vice President
LEWIS A. SANDERS, Senior Vice President
ANDREW S. ADELSON, Vice President
ANDREW ARAN, Vice President
BRUCE K. ARONOW, Vice President
EDWARD D. BAKER III, Vice President
THOMAS J. BARDONG, Vice President
MATTHEW D.W. BLOOM, Vice President
RUSSELL BRODY, Vice President
FRANK V. CARUSO, Vice President
JOHN F. CHIODI, Vice President
PAUL J. DENOON, Vice President
JOSEPH C. DONA, Vice President
MARILYN G. FEDAK, Vice President
THOMAS KAMP, Vice President
SEAN KELLEHER, Vice President
DAVID A. KRUTH, Vice President
ALAN E. LEVI, Vice President
MICHAEL LEVY, Vice President
GERALD T. MALONE, Vice President
MICHAEL MON, Vice President
RANJI H. NAGASWAMI, Vice President
DANIEL NORDBY, Vice President
JIMMY K. PANG, Vice President
RAYMOND J. PAPERA, Vice President
JOSEPH G. PAUL, Vice President
DOUGLAS J. PEEBLES, Vice President
JEFFREY S. PHLEGAR, Vice President
DANIEL G. PINE, Vice President
MICHAEL J. REILLY, Vice President
PAUL C. RISSMAN, Vice President
IVAN RUDOLPH-SHABINSKY, Vice President
KEVIN F. SIMMS, Vice President
MICHAEL A. SNYDER, Vice President
ANNIE TSAO, Vice President
JEAN VAN DE WALLE, Vice President
RICHARD A. WINGE, Vice President
SANDRA YEAGER, Vice President
EDMUND P. BERGAN, JR., Secretary
MARK D. GERSTEN, Treasurer and Chief Financial Officer
THOMAS R. MANLEY, Controller


CUSTODIAN

STATE STREET BANK AND TRUST COMPANY
225 Franklin Street
Boston, MA 02110

DISTRIBUTOR

ALLIANCEBERNSTEIN INVESTMENT RESEARCH AND MANAGEMENT, INC.
1345 Avenue of the Americas
New York, NY 10105

INDEPENDENT AUDITORS

ERNST & YOUNG LLP
5 Times Square
New York, NY 10036

LEGAL COUNSEL

SEWARD & KISSEL
One Battery Park Plaza
New York, NY 10004

TRANSFER AGENT

ALLIANCE GLOBAL INVESTOR SERVICES, INC.
P.O. Box 786003
San Antonio, TX 78278-6003
Toll-free 1-(800) 221-5672


(1)  Member of the Audit Committee.

                      (This page left intentionally blank.)

ITEM 2.  CODE OF ETHICS.

Not applicable when filing a Semi-Annual report to shareholders.

ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable when filing a Semi-Annual report to shareholders.

ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable when filing a Semi-Annual report to shareholders.

ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable to the registrant.

ITEM 6.  [RESERVED]

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the registrant.

ITEM 8.  [RESERVED]

ITEM 9.  CONTROLS AND PROCEDURES.

(a) The registrant?s principal executive officer and principal financial officer have concluded that the registrant?s disclosure controls and procedures (as defined in Rule 30a-2(c) under the Investment Company Act of 1940, as amended) are effective at the reasonable assurance level based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no significant changes in the registrant?s internal controls that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

ITEM 10.  EXHIBITS.

The following exhibits are attached to this Form N-CSR:

         EXHIBIT NO.   DESCRIPTION OF EXHIBIT

         10 (b) (1)    Certification of Principal Executive Officer Pursuant
                       to Section 302 of the Sarbanes-Oxley Act of 2002

         10 (b) (2)    Certification of Principal Financial Officer Pursuant
                       to Section 302 of the Sarbanes-Oxley Act of 2002

         10 (c) Certification of Principal Executive Officer and Principal Financial Officer Pursuant to Section 906 of the Sarbanes-Oxley Act of 2002

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): AllianceBernstein Variable Products Series Fund, Inc.

By:       /s/John D. Carifa
          -------------------------------
          John D. Carifa
          President

Date:  August 22, 2003

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:      /s/John D. Carifa
         ----------------------------------
         John D. Carifa
         President

Date:  August 22, 2003

By:      /s/Mark D. Gersten
         ----------------------------------
         Mark D. Gersten
         Treasurer and Chief Financial Officer

Date:  August 22, 2003